STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
New Dragonfly
STOCK-BASED COMPENSATION

NOTE 10 – STOCK-BASED COMPENSATION

A summary of the Company’s option activity and related information follows:

				Weighted‑Average	Aggregate
			Weighted‑Average	Remaining	intrinsic
	Number of	Weighted‑Average	Grant Date	Contractual Life	value
	Options	Exercise Price	Fair Value	(in years)	(in thousands)
Balances, January 1, 2021	2,563,080	$0.45	$0.72	7.92	$651
Options granted	205,988	3.41	1.84		—
Options forfeited	(246,814)	0.84	1.82		—
Options exercised	(32,258)	0.52	1.06		—
Balances, June 30, 2021	2,489,996	$0.66	$0.70	7.39	$7,617

Balances, January 1, 2022	3,122,398	$1.98	$1.38	8.52	$6,550
Options granted	509,500	4.08	1.81		—
Options forfeited	(25,775)	2.93	2.32		—
Options exercised	(215,401)	0.94	2.39		—
Balances, June 30, 2022	3,390,722	$2.36	$1.72	8.43	$5,845

At June 30, 2022
Vested and Exercisable	721,719	$1.08		7.90	$2,163
Vested and expected to vest	2,669,003	$2.70		8.57	$3,682

Share-based compensation expense for options totaling $719 and $178 was recognized in our statements of income for the six months ended June 30, 2022 and 2021, respectively. Of the $719 of share-based compensation incurred during the six months ended June 30, 2022, $143 is allocated to cost of goods sold, $171 to research and development, $192 to selling and marketing, and $213 to general and administrative expenses. Of the $178 of share-based compensation incurred during the three months ended June 30, 2021, $55 is allocated to cost of goods sold, $24 to research and development, $33 to selling and marketing, and $66 to general and administrative expenses.

As of June 30, 2022, there were 526,602 shares of unissued authorized and available for future awards under the plans.

NOTE 8 — STOCK-BASED COMPENSATION

On August 12, 2019, the Board of Directors approved the 2019 Stock Incentive Plan (the “Plan”) with a term of ten years. The Plan is administered by the Board of Directors, which is authorized to grant, at its discretion, awards to employees, directors, and consultants. The maximum number of common shares reserved for grants of awards under the Plan is 3,000,000 shares. The Plan provides for the grant of stock options (both incentive stock options and nonqualified stock options), and the grants and sale of restricted stock units (RSUs). Shares issued under this Plan may be drawn from authorized and unissued shares, or shares reacquired by the Company.

In July of 2021, the Board of Directors approved the 2021 Stock Incentive Plan (the “Plan”) with a term of ten years. The Plan is administered by the Board of Directors, which is authorized to grant, at its discretion, awards to employees, directors, and consultants. The maximum number of common shares reserved for grants of awards under the Plan is 1,000,000 shares. The Plan provides for the grant of stock options (both incentive stock options and nonqualified stock options), and the grants and sale of restricted stock units (RSUs). Shares issued under this Plan may be drawn from authorized and unissued shares, or shares reacquired by the Company.

NOTE 8 — STOCK-BASED COMPENSATION (continued)

If an incentive award granted under the Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for future awards under the Plan. The number of shares subject to the Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding common stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

A summary of the Company’s option activity and related information follows:

				Weighted
			Weighted	Average	Aggregate
		Weighted-	- Average	Remaining	intrinsic
	Number of	Average	Grant Date	Contractual	value
	Options	Exercise Price	Fair Value	Life (in years)	(in thousands)
Balances, January 1, 2020	2,157,950	$0.39	0.39	8.54	651
Options granted	620,950	0.69	1.92		—
Options forfeited	(183,550)	0.52	0.93		—
Options exercised	(32,270)	0.46	0.64		—
Balances, December 31, 2020	2,563,080	$0.45	0.72	7.92	651
Options granted	1,750,551	3.41	2.03		3,551
Options forfeited	(356,228)	1.44	1.82		—
Options exercised	(835,005)	0.51	0.53		442
Balances, December 31, 2021	3,122,398	$1.98	1.38	8.52	6,550
At December 31, 2021
Vested and Exercisable	550,601	$0.88		7.42	1,762
Vested and expected to vest	3,122,398	$1.98		7.92	6,550

Share-based compensation expense for options totaling $734 and $324 was recognized in our statements of income for the years ended December 31, 2021 and 2020, respectively. Of the $734 of share-based compensation incurred during the year ended December 31, 2021, $252 is allocated to cost of goods sold, $95 to research and development, $156 to selling and marketing, and $231 to general and administrative expenses. Of the $324 of share-based compensation incurred during the year ended December 31, 2020, $48 is allocated to cost of goods sold, $23 to research and development, $61 to selling and marketing, and $192 to general and administrative expenses. The Company did not receive payment for 615,124 of the 835,005 options exercised during the period ended December 31, 2021 and accordingly a receivable of $250 was recognized and included in other current assets on the balance sheet. This payment was received on January 4, 2022.

As of December 31, 2021, there were 10,327 shares of unissued authorized and available for future awards under the plans.

As of December 31, 2021, the Company had stock-based compensation expense of $3,646, related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of 2.9 years.

NOTE 8 — STOCK-BASED COMPENSATION (continued)

The valuation methodology used to determine the fair value of the options issued during the year was the Black Scholes option pricing model. The Black Scholes model requires the use of a number of assumptions including volatility of the stock price, the fair value of the underlying stock, the average risk-free interest rate, and the weighted average expected life of the options. The fair value of the underlying stock is determined by the Board of Directors. Given the absence of a public trading market, the Board of Directors utilizes a 409A valuation which considers numerous objective and subjective factors to determine the fair value of our common stock. These factors included but are not limited to: (i) the rights, preferences and privileges of convertible preferred stock relative to common stock; (ii) the lack of marketability of common stock; (iii) stage and development of the Company’s business; (iv) general economic conditions; and (v) the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”) or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework is used to evaluate the fair value of the underlying shares. The expected term was estimated using the simplified method.

	2021	2020
Weighted average fair value of options granted	$1.73 – 2.18	$1.30 – 2.39
Risk-free interest rate	1.08%	0.46%
Volatility	52.6%	52.5%
Expected life (years)	6.02	5.95
Dividend yield	0.00%	0.00%